Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	€ 307	€ 24,776
Intangible assets		5,076
Goodwill	18,990
Other assets		1,176
Related Party Receivables	1,827
Total non current assets	21,124	31,028
Current assets
Assets held for sale		833
Prepayments and other receivables	3,064	4,919
Inventory	1,130	3,672
Deposits, advances and prepayments	748
Income accruals		752
Cash and cash equivalents	214	1,147
Other Current Assets	1,846
Total current assets	7,002	11,323
Total assets	28,126	42,351
Non-current liabilities
Lease liability	155	9,958
Other payables	4,260
Deferred income - Grant		9,299
Total non-current liabilities	4,415	19,257
Current liabilities
Trade and other payables	9,133	15,312
Provisions	742	609
Contract liabilities		587
Cost accruals	499	1,764
Derivative financial instruments	636	765
Other current liabilities
Loans and borrowings	2,002	1,326
Total current liabilities	13,012	20,363
Total liabilities	17,427	39,620
Net Assets	10,699	2,731
Equity
Share capital - preferred
Share capital	3	2
Share premium	242,255	220,157
Share based payments reserve	6,940	5,365
Convertible note reserve	29
Retained earnings	(236,436)	(222,793)
Noncontrolling interest	(2,091)
Total equity	€ 10,699	€ 2,731